UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          February 4, 2002
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     160

Form 13F Information Table Value Total:     $237,966,291

List of Other Included Managers:            None

                          Jensen Investment Management
                                December 31, 2001

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
AG-Bag Intl LTD                            Common      001077106               105          500
AOL Time Warner Inc.                       Common      00184a105            34,347        1,070
Abbott Labs                                Common      002824100         9,223,169      165,438
Adobe Systems                              Common      00724F101         6,036,462      194,411
Advanced Pultrusion Technologies Inc       Common      00754n107                 0       10,000
Albertsons                                 Common      013104104           247,448        7,858
Alltel Corp                                Common      020039103           252,476        4,090
Alteon Inc                                 Common      02144g107            12,513        2,750
Amer Home Products                         Common      026609107         1,292,548       21,065
American Electric Power                    Common      025537101            21,765          500
American Intl Group                        Common      026874107           146,334        1,843
American Power Conversion                  Common      029066107         3,345,532      231,045
Amgen Inc                                  Common      031162100            45,144          800
Anheuser Busch                             Common      035229103           207,966        4,600
Applied Materials                          Common      038222105           128,320        3,200
Associates First Cap Corp                  Common      046008207                76        7,600
Atlantic Perm Svgs Bank No Stockholders    Common      048784102                 0        1,000
Auto Data Processing                       Common      053015103         9,835,299      166,983
Avaya Inc                                  Common      053499109               778           64
Avon Products                              Common      054303102           136,338        2,932
BMC Software                               Common      055921100             3,896          238
Bank of America                            Common      060505104            50,360          800
Bell South Corp                            Common      079860102            39,066        1,024
Bennett Environmental                      Common      081906109            29,500        5,000
Biomet Inc                                 Common      090613100            15,605          505
Boeing                                     Common      097023105           132,123        3,407
Breakwater Res Ltd  British Columbia       Common      106902307                 6           50
Bristol Myers Squibb                       Common      110122108           769,182       15,082
Broadcom Corp                              Common      111320107            11,035          270
Brown-Forman                               Common      115637209            56,340          900
Certegy Inc                                Common      156880106         5,840,499      170,675
Check Point Software                       Common      M22465104            35,901          900
ChevronTexaco Corp.                        Common      166764100           113,088        1,262
ChoicePoint Inc                            Common      170388102            20,529          405
Cisco Systems                              Common      17275R102            74,160        4,095
Clorox                                     Common      189054109        13,520,721      341,864
Coca-Cola                                  Common      191216100         2,834,092       60,108
Colgate Palmolive                          Common      194162103            46,200          800
Commodore Applied Technologies Inc         Common      202630109                13          100
Consolidated Edison                        Common      209115104           498,163       12,343
Costco Wholesale Corp                      Common      22160K105             4,439          100
Dell Computer                              Common      247025109            13,580          500
Dionex Corp                                Common      254546104         5,766,891      225,710
Duff & Phelps                              Common      264324104            60,830        5,500
E.I. Du Pont                               Common      263534109            26,186          616
EMC Corp.                                  Common      268648102            13,910        1,035
Edison Intl                                Common      281020107            12,080          800
Elan PLC ADR                               Common      284131208            18,024          400
Electronic Data Systems                    Common      285661104            20,565          300
Eli Lilly                                  Common      532457108           960,544       12,230
Emerson Electric                           Common      291011104         4,367,294       76,485
Enron Corp                                 Common      293561106               235          392
Equifax                                    Common      294429105        12,566,380      520,347
Exxon Mobil Corp                           Common      30231G102           409,820       10,428
Federal Natl Mortgage                      Common      313586109         5,751,428       72,345
Fifth Third Bancorp                        Common      316773100            13,799          225
Freddie Mac                                Common      313400301         9,922,815      151,725
GST Telecommunications                     Common      361942105                 0        2,000
Gannett                                    Common      364730101        10,383,270      154,444

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Gap Inc                                    Common      364760108            12,922          927
Genentech Inc                              Common      368710406             8,138          150
General Electric                           Common      369604103        10,337,273      257,916
Genuine Parts                              Common      372460105           533,031       14,524
Gillette                                   Common      375766102             6,680          200
GlaxoSmithKline                            Common      37733w105           700,519       14,061
Global Crossing Ltd                        Common      G3921A100                84          100
H&R Block                                  Common      093671105            43,627          976
Heinz                                      Common      423074103         1,823,549       44,347
Hewlett-Packard                            Common      428236103            24,648        1,200
Home Depot                                 Common      437076102            24,230          475
Int'l Business Machines                    Common      459200101           271,676        2,246
Intel                                      Common      458140100         4,987,736      158,643
Interface Inc. Cl A                        Common      458665106             1,665          300
Interpublic Group                          Common      460690100            84,928        2,875
Intuit Inc                                 Common      461202103             2,139           50
J P Morgan Chase & Co                      Common      46625h100            26,899          740
JDS Uniphase Corp                          Common      46612jl01             2,037          235
Johnson & Johnson                          Common      478160104         1,378,803       23,330
Jones Apparel Group Inc.                   Common      480074103         7,420,958      223,725
Kellogg                                    Common      487836108            12,040          400
Kimberly Clark Corp                        Common      494368103            27,986          468
Kroger Co                                  Common      501044101            66,867        3,204
LandAmerica Financial                      Common      514936103           258,300        9,000
Lee Enterprises                            Common      523768109            78,196        2,150
MBNA Corp                                  Common      55262l100         9,512,800      270,250
Marsh & McLennan                           Common      571748102            19,556          182
Mattel                                     Common      577081102           251,808       14,640
McDonald's                                 Common      580135101           540,279       20,411
McKesson HBOC Inc                          Common      58155Q103             3,441           92
Mcdata Corp                                Common      580031201               907           37
Medicalogic Inc                            Common      584642102             1,400        5,000
Medtronic, Inc.                            Common      585055106         9,819,466      191,749
Merck                                      Common      589331107         5,802,384       98,680
Microsoft                                  Common      594918104         2,658,878       40,134
Minnesota Mining & Manufacturing           Common      604059105         3,168,974       26,808
Morgan Stanley Dean Witter Discover & Co o Common      617446448            56,611        1,012
Mylan                                      Common      628530107           213,750        5,700
NIKE                                       Common      654106103           451,326        8,025
NetIQ Corp.                                Common      64115p102            36,413        1,033
New York Times Co.                         Common      650111107             8,650          200
Nokia Corp ADR                             Common      654902204            62,306        2,540
Nordson                                    Common      655663102           483,303       18,300
Ocean Pwr. Corp. - Restricted              Common      674869995             9,000       10,000
Omnicom Group                              Common      681919106         6,744,585       75,485
Oracle Corp                                Common      68389X105            49,302        3,570
PMC Sierra                                 Common      69344f106             6,591          310
Paychex Inc.                               Common      704326107         2,487,019       71,384
Pepsico                                    Common      713448108           433,438        8,902
Pfizer                                     Common      717081103         8,725,955      218,970
Pharmacia Corp                             Common      71713U102            95,323        2,235
Pioneer Nat Res Co                         Common      723787107             5,874          305
Plum Creek Timber Co                       Common      729251108            41,391        1,460
Procter & Gamble                           Common      742718109         3,824,353       48,330

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Public Service Enterprise Group            Common      744573106            66,070        1,566
Putnam Premier Income Trust SBI            Common      746853100            30,050        5,000
Qualcomm Inc                               Common      747525103           129,960        2,575
Qwest Communications Intl Inc              Common      749121109             5,567          394
Red Hat Inc                                Common      756577102             7,788        1,100
Reuters Group PLC                          Common      76132m102            35,978          606
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            24,040          427
Rite Aid Corp                              Common      767754104             5,060        1,000
Royal Dutch NY Reg                         Common      780257804           238,237        4,860
SBC Communications                         Common      78387G103           105,406        2,691
Sabre Holdings Corp                        Common      785905100            15,881          375
Safeco Corp                                Common      786429100            12,672          408
Sara Lee                                   Common      803111103        10,279,841      462,431
Schering-Plough                            Common      806605101           556,666       15,545
Schlumberger Ltd                           Common      806857108            21,980          400
Singer Co. N V                             Common      82930f208                 0        1,440
Solutia, Inc.                              Common      834376105             5,215          372
Southern Company                           Common      842587107            15,920          628
StanCorp Finl Group Inc                    Common      852891100            91,665        1,940
Starbucks Corp                             Common      855244109             6,191          325
State Street Corp                          Common      857477103        13,460,906      257,625
Stryker Corp                               Common      863667101        11,598,119      198,700
Sun Microsystems                           Common      866810104             1,599          130
Supergen Inc.                              Common      868059106            42,840        3,000
Transamerica Income Shares                 Common      893506105            37,800        1,500
Transocean Sedco Forex                     Common      G90078109             2,604           77
Tricon Global Restaurants                  Common      895953107             1,378           28
US Bancorp                                 Common      902973304           212,586       10,157
Union Pacific Corp                         Common      907818108            14,250          250
United Parcel Service                      Common      911312106             6,540          120
United Technologies                        Common      913017109            19,454          301
Universal Access Global Holdings Inc.      Common      91336m105             9,120        2,000
Verizon Communications                     Common      92343V104           219,313        4,621
Vodafone Group PLC                         Common      92857W100            25,680        1,000
WD-40 Company                              Common      929236107           297,995       11,186
WPS Resources                              Common      92931B106            13,487          369
Wal-Mart Stores                            Common      931142103           132,365        2,300
Walgreen                                   Common      931422109           702,484       20,870
Walt Disney Co                             Common      254687106             3,108          150
Washington Mutual Inc                      Common      939322103            12,263          375
Webvan Group Inc                           Common      94845V103                 0           64
Wells Fargo & Co                           Common      949746101            83,202        1,914
Wilmington Trust Corp                      Common      971807102           455,199        7,190
Wm. Wrigley Jr. Co                         Common      982526105           252,021        4,906
XATA Corp                                  Common      983882309               350           84
Xilinx Inc.                                Common      983919101            23,430          600
Zebra Technologies Corp                    Common      989207105         9,649,173      173,953
Zimmer Hldgs Inc.                          Common      98956p102            15,636          512

Total Issues:  160                                                     237,966,291